Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)
Disclosure of long term debt [Line Items]
Total principal in pesos		$ 1,756,904,387				$ 2,052,100,699
Total principal and interest		1,794,470,357				2,091,463,996
Short-term maturities		439,655,624				426,584,386
Accrued interest		37,565,970				39,363,297
Total short-term debt and current portion of long-term debt		477,221,594				465,947,683
Total non-current portion of non-current borrowings	$ 77,842,381	1,317,248,763				1,625,516,313
U.S
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	73,879,248	1,250,184,642			$ 75,770,800	1,471,037,040
U.S | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	59,506,477	1,006,968,611			59,990,007	1,164,663,984
U.S | Project financing
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	604,924	10,236,528			$ 1,118,091	$ 21,706,959
Interest rate					2.96%	2.96%	2.96%	2.96%
U.S | Direct loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	2,943,467	49,809,345			$ 3,012,749	$ 58,490,408
Interest rate					5.25%	5.25%	5.25%	5.25%
U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	2,268,750	38,391,788			$ 2,500,000	$ 48,535,750
U.S | Syndicated loans | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					2.35%	2.35%	2.35%	2.35%
U.S | Bank loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings					$ 3,412	$ 66,239
Interest rate					3.50%	3.50%	3.50%	3.50%
U.S | Plus Factoring
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	58,388	988,038			$ 104,599	$ 2,030,718
U.S | Plus Factoring | Secured Overnight Financing Rate (SOFR)
Disclosure of long term debt [Line Items]
Interest rate					3.15%	3.15%	3.15%	3.15%
U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	7,364,531	124,622,592			$ 7,811,083	$ 151,646,707
U.S | Revolving credit lines | Secured Overnight Financing Rate (SOFR)
Disclosure of long term debt [Line Items]
Interest rate					3.00%	3.00%	3.00%	3.00%
U.S | Revolving credit lines | Fed Effective
Disclosure of long term debt [Line Items]
Interest rate					1.55%	1.55%	1.55%	1.55%
U.S | Financing of Infrastructure asset
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings	$ 1,132,711	19,167,740			$ 1,230,859	$ 23,896,275
Euro
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings						202,486,138	€ 9,778,018
Euro | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		144,474,240	€ 7,727,424			$ 192,131,988	€ 9,278,018
Euro | Bonds | EURIBOR
Disclosure of long term debt [Line Items]
Interest rate					2.40%	2.40%	2.40%	2.40%
Euro | Direct loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings						$ 10,354,150	€ 500,000
Interest rate					5.11%	5.11%	5.11%	5.11%
Yen | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		9,590,744		¥ 79,922,867		$ 16,157,618		¥ 109,915,769
Peso
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		303,103,115				306,195,522
Peso | Direct loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		99,788,829				$ 56,802,606
Peso | Direct loans | TIIE
Disclosure of long term debt [Line Items]
Interest rate					6.55%	6.55%	6.55%	6.55%
Peso | Syndicated loans
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		5,400,000				$ 10,200,000
Peso | Syndicated loans | TIIE
Disclosure of long term debt [Line Items]
Interest rate					0.95%	0.95%	0.95%	0.95%
Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		14,900,129				$ 16,416,368
Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		68,741,484				$ 99,739,938
Interest rate					9.082%	9.082%	9.082%	9.082%
Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		93,772,673				$ 93,536,610
Peso | Certificados bursátiles | TIIE
Disclosure of long term debt [Line Items]
Interest rate					1.00%	1.00%	1.00%	1.00%
Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		20,500,000				$ 29,500,000
UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		39,871,129				38,085,401
Other currencies | Bonds
Disclosure of long term debt [Line Items]
Total non-current portion of non-current borrowings		$ 9,680,517				$ 18,138,980
Secured Overnight Financing Rate (SOFR) | U.S | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	3.15%	3.15%	3.15%	3.15%
Secured Overnight Financing Rate (SOFR) | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	3.00%	3.00%	3.00%	3.00%
TIIE | Peso | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate	0.95%	0.95%	0.95%	0.95%
TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	1.00%	1.00%	1.00%	1.00%
Fed Effective | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	1.55%	1.55%	1.55%	1.55%
Bottom of range | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%	2.29%
Bottom of range | U.S | Bonds | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					0.35%	0.35%	0.35%	0.35%
Bottom of range | U.S | Bonds | Secured Overnight Financing Rate (SOFR)
Disclosure of long term debt [Line Items]
Interest rate					2.20%	2.20%	2.20%	2.20%
Bottom of range | U.S | Project financing | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					0.45%	0.45%	0.45%	0.45%
Bottom of range | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	5.25%	5.25%	5.25%	5.25%
Bottom of range | U.S | Direct loans | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					1.75%	1.75%	1.75%	1.75%
Bottom of range | U.S | Bank loans | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					1.19%	1.19%	1.19%	1.19%
Bottom of range | U.S | Revolving credit lines | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					3.58%	3.58%	3.58%	3.58%
Bottom of range | U.S | Financing of Infrastructure asset
Disclosure of long term debt [Line Items]
Interest rate	8.38%	8.38%	8.38%	8.38%	5.40%	5.40%	5.40%	5.40%
Bottom of range | Euro | Bonds
Disclosure of long term debt [Line Items]
Interest rate	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Bottom of range | Yen | Bonds
Disclosure of long term debt [Line Items]
Interest rate	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Bottom of range | Peso | Direct loans | TIIE
Disclosure of long term debt [Line Items]
Interest rate					0.85%	0.85%	0.85%	0.85%
Bottom of range | Peso | Plus Factoring | TIIE
Disclosure of long term debt [Line Items]
Interest rate					2.55%	2.55%	2.55%	2.55%
Bottom of range | Peso | Plus Factoring | CETES
Disclosure of long term debt [Line Items]
Interest rate					1.60%	1.60%	1.60%	1.60%
Bottom of range | Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Interest rate	9.50%	9.50%	9.50%	9.50%
Bottom of range | Peso | Certificados bursátiles | TIIE
Disclosure of long term debt [Line Items]
Interest rate					7.19%	7.19%	7.19%	7.19%
Bottom of range | Peso | Revolving credit lines | TIIE
Disclosure of long term debt [Line Items]
Interest rate					1.50%	1.50%	1.50%	1.50%
Bottom of range | UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Bottom of range | Other currencies | Bonds
Disclosure of long term debt [Line Items]
Interest rate					1.75%	1.75%	1.75%	1.75%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	0.61%	0.61%	0.61%	0.61%
Bottom of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Project financing
Disclosure of long term debt [Line Items]
Interest rate	0.87%	0.87%	0.87%	0.87%
Bottom of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	1.75%	1.75%	1.75%	1.75%
Bottom of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate	3.10%	3.10%	3.10%	3.10%
Bottom of range | TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	0.85%	0.85%	0.85%	0.85%
Bottom of range | TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	7.19%	7.19%	7.19%	7.19%
Bottom of range | TIIE | Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	4.25%	4.25%	4.25%	4.25%
Bottom of range | CETES | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	1.60%	1.60%	1.60%	1.60%
Top of range | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	10.00%	10.00%	10.00%	10.00%	9.50%	9.50%	9.50%	9.50%
Top of range | U.S | Bonds | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					0.43%	0.43%	0.43%	0.43%
Top of range | U.S | Bonds | Secured Overnight Financing Rate (SOFR)
Disclosure of long term debt [Line Items]
Interest rate					3.00%	3.00%	3.00%	3.00%
Top of range | U.S | Project financing | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					1.38%	1.38%	1.38%	1.38%
Top of range | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	10.375%	10.375%	10.375%	10.375%
Top of range | U.S | Direct loans | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					3.50%	3.50%	3.50%	3.50%
Top of range | U.S | Bank loans | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					1.25%	1.25%	1.25%	1.25%
Top of range | U.S | Revolving credit lines | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M
Disclosure of long term debt [Line Items]
Interest rate					3.75%	3.75%	3.75%	3.75%
Top of range | U.S | Financing of Infrastructure asset
Disclosure of long term debt [Line Items]
Interest rate	8.89%	8.89%	8.89%	8.89%	8.40%	8.40%	8.40%	8.40%
Top of range | Euro | Bonds
Disclosure of long term debt [Line Items]
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Top of range | Yen | Bonds
Disclosure of long term debt [Line Items]
Interest rate					3.50%	3.50%	3.50%	3.50%
Top of range | Peso | Direct loans | TIIE
Disclosure of long term debt [Line Items]
Interest rate					3.65%	3.65%	3.65%	3.65%
Top of range | Peso | Plus Factoring | TIIE
Disclosure of long term debt [Line Items]
Interest rate					2.80%	2.80%	2.80%	2.80%
Top of range | Peso | Plus Factoring | CETES
Disclosure of long term debt [Line Items]
Interest rate					2.50%	2.50%	2.50%	2.50%
Top of range | Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Interest rate	9.70%	9.70%	9.70%	9.70%
Top of range | Peso | Certificados bursátiles | TIIE
Disclosure of long term debt [Line Items]
Interest rate					7.47%	7.47%	7.47%	7.47%
Top of range | Peso | Revolving credit lines | TIIE
Disclosure of long term debt [Line Items]
Interest rate					3.50%	3.50%	3.50%	3.50%
Top of range | UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%
Top of range | Other currencies | Bonds
Disclosure of long term debt [Line Items]
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	0.69%	0.69%	0.69%	0.69%
Top of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Project financing
Disclosure of long term debt [Line Items]
Interest rate	1.38%	1.38%	1.38%	1.38%
Top of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	4.54%	4.54%	4.54%	4.54%
Top of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate	4.85%	4.85%	4.85%	4.85%
Top of range | Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate	4.85%	4.85%	4.85%	4.85%
Top of range | TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	4.10%	4.10%	4.10%	4.10%
Top of range | TIIE | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	2.80%	2.80%	2.80%	2.80%
Top of range | TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	7.47%	7.47%	7.47%	7.47%
Top of range | CETES | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	2.65%	2.65%	2.65%	2.65%